Long-term debt, current and non-current, details 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 41,242
Long-term Debt, Maturities, Repayments of Principal in Year Two	143,853
Long-term Debt, Maturities, Repayments of Principal in Year Three	83,827
Long-term Debt, Maturities, Repayments of Principal in Year Four	157,363
Long-term Debt, Maturities, Repayments of Principal in Year Five	24,347
Long-term Debt, Maturities, Repayments of Principal after Year Five	27,666
Total debt outstanding	$ 478,298	$ 534,850